Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Contra reserve for utilization of corresponding Convertible Debenture agreement with La Jolla for Notes Receivable	$ 0	$ 0	$ 600,000
Net Of Discount for Convertible Debentures	$ 258,598	$ 300,000	$ 2,628,739
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	6,000,000,000	6,000,000,000	2,000,000,000
Common Stock, Shares, Issued	2,710,250,740	1,628,502,264	1,163,751,952
Common Stock, Shares, Outstanding	2,710,250,740	1,628,502,264	1,163,751,952
Treasury Stock, Shares	13,750	13,750	13,750